Income Tax - Summary of Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Deferred tax assets	€ 0	€ 0
Deferred tax liabilities	0	0
Intangible assets [Member]
Statements [Line Items]
Deferred tax assets	20,697	10,328
Deferred tax liabilities	0	0
Right-of-use assets [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(3,392)	(3,239)
Deferred revenue [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(18,216)	(23,133)
Other assets [member]
Statements [Line Items]
Deferred tax assets	1,296	1,964
Deferred tax liabilities	(160)	(947)
Lease liabilities [Member]
Statements [Line Items]
Deferred tax assets	3,856	3,560
Deferred tax liabilities	0	0
Deferred expenses [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	0	0
Recognition of tax losses carried forward [Member]
Statements [Line Items]
Deferred tax assets	0	11,467
Deferred tax liabilities	0	0
Recognized [Member]
Statements [Line Items]
Deferred tax assets	25,849	27,319
Recognized [Member]
Statements [Line Items]
Deferred tax liabilities	(21,768)	(27,319)
Netting [Member]
Statements [Line Items]
Deferred tax assets netting	(21,768)	(27,319)
Netting [Member]
Statements [Line Items]
Deferred tax liabilities netting	21,768	27,319
Non-recognition of deferred tax assets on temporary differences [Member]
Statements [Line Items]
Deferred tax assets	(4,081)	0
Deferred tax liabilities	€ 0	€ 0